Net exchange rate gains/(losses) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Schedule of Net Exchange Rate Gains (Losses)

Net exchange rate gains/(losses) are analysed as follows:

	2024	2023	2022
Net realised gains/(losses) on derivative instruments	(196)	1,251	(1,663)
Net realised gains/(losses) on trade receivables and payables	424	(422)	530
Total net realised gains/(losses) (a)	228	829	(1,133)
Net unrealised gains/(losses) on derivative instruments	(438)	(746)	1,454
Net unrealised gains/(losses) on trade receivables and payables	1,006	142	2,286
Net unrealised gains/(losses) on non-monetary assets	(242)	(369)	(179)
Total net unrealised gains/(losses) (b)	326	(973)	3,561
Total realised and unrealised exchange rate gains/(losses) (a+b)	554	(144)	2,428